Condensed Consolidated Statements of Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Revenues:
Trading income, net	$ 383,722,000	$ 318,539,000
Interest and dividends income	14,597,000	12,769,000
Technology services	5,188,000	4,963,000
Total revenue	403,507,000	336,271,000
Operating Expenses:
Brokerage, exchange and clearance fees, net	117,639,000	108,271,000
Communication and data processing	35,492,000	33,312,000
Employee compensation and payroll taxes	42,065,000	38,868,000
Interest and dividends expense	26,407,000	22,710,000
Operations and administrative	12,431,000	12,125,000
Depreciation and amortization	17,849,000	13,962,000
Amortization of purchased intangibles and acquired capitalized software	106,000	106,000
Acquisition related retention bonus		2,487,000
Termination of office leases	2,729,000	849,000
Initial public offering fees and expenses		8,901,000
Charges related to share-based compensation at IPO	44,194,000
Financing interest expense on senior secured credit facility	14,861,000	15,299,000
Total operating expenses	313,773,000	256,890,000
Income before income taxes and non-controlling interest	89,734,000	79,381,000
Provision for (benefit from) income taxes	4,725,000	(350,000)
Net income	85,009,000	79,731,000
Non-controlling interest	(84,535,000)
Net income available for common stockholders	$ 474,000
Earnings per share
Basic (in dollars per share)	$ 0.01
Diluted (in dollars per share)	$ 0.01
Weighted average common shares outstanding
Basic (in shares)	34,305,052
Diluted (in shares)	34,529,349
Comprehensive income
Net income	$ 85,009,000	79,731,000
Other comprehensive income (loss)
Foreign exchange translation adjustment, net of taxes	(3,001,000)	(163,000)
Comprehensive income	82,008,000	$ 79,568,000
Less: Comprehensive income attributable to noncontrolling interests	(81,122,000)
Comprehensive income attributable to common stockholders	$ 886,000